VARIABLE INTEREST ENTITIES AND OTHER INVESTMENTS IN SIGNIFICANT AFFILIATES (Tables)	12 Months Ended
Mar. 31, 2020
VARIABLE INTEREST ENTITIES AND OTHER INVESTMENTS IN SIGNIFICANT AFFILIATES [Abstract]
Noncontrolling Interest
Changes in the balance for the noncontrolling interest associated with Bristow Aviation are as follows (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019

			Fiscal Year Ended March 31,
			2019	2018
Balance – beginning of fiscal year	$1,332	$1,253	$1,358	$1,226
Payments to noncontrolling interest shareholders	—	(37)	(54)	(49)
Noncontrolling interest expense	21	31	55	50
Currency translation	(62)	85	(106)	131
Balance – end of fiscal year	$1,291	$1,332	$1,253	$1,358

Primary Beneficiary Variable Interest Financial Statements
Bristow Aviation and its subsidiaries are exposed to similar operational risks and are therefore monitored and evaluated on a similar basis by management. Accordingly, the financial information reflected on the Company’s consolidated balance sheets and statements of operations for Bristow Aviation and subsidiaries is presented in the aggregate, including intercompany amounts with other consolidated entities, as follows (in thousands):

	Successor	Predecessor
	March 31, 2020	March 31, 2019
Assets
Cash and cash equivalents	$110,385	$83,499
Restricted cash	1,686	—
Accounts receivable	297,962	307,864
Inventories	55,166	85,977
Prepaid expenses and other current assets	27,851	36,646
Total current assets	493,050	513,986
Investment in unconsolidated affiliates	575	3,087
Property and equipment, net	285,142	281,944
Right-of-use assets	54,333	—
Goodwill	—	18,436
Other assets	196,996	229,902
Total assets	$1,030,096	$1,047,355
Liabilities
Accounts payable	$497,867	$442,187
Accrued liabilities	91,220	113,905
Accrued interest	2,697,878	2,399,704
Current maturities of long-term debt	7,904	85,287
Total current liabilities	3,294,869	3,041,083
Long-term debt, less current maturities	441,665	384,369
Accrued pension liabilities	17,855	25,726
Other liabilities and deferred credits	—	4,810
Deferred taxes	—	37,063
Long-term operating lease liabilities	38,228	—
Total liabilities	$3,792,617	$3,493,051

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019

			Fiscal Year Ended March 31,
			2019	2018
Revenue	$413,885	$663,047	$1,221,344	$1,241,223
Operating loss	(14,083)	45,505	(41,148)	(65,254)
Net loss	(166,698)	(193,867)	(347,056)	(322,752)

Redeemable Noncontrolling Interest
Changes in the balance for the redeemable noncontrolling interest related to Eastern Airways were as follows (in thousands):

Predecessor
Balance as of March 31, 2017	6,886
Noncontrolling interest expense	(4,093)
Currency translation	4,163
Acquisition of remaining 40% of Eastern Airways	(6,121)
Reclassification to noncontrolling interest	(835)
Balance as of March 31, 2018	$—

Schedule of Unconsolidated Affiliates
The Company’s percentage of economic ownership and investment balances for the unconsolidated affiliates are as follows (in thousands):

	Successor	Predecessor	Successor	Predecessor
	March 31, 2020	March 31, 2019	March 31, 2020	March 31, 2019
Cost Method:
PAS	25%	25%	$33,000	$6,286
Equity Method:
Cougar (1)	40%	40%	54,483	58,047
Líder (1)	41.9%	41.9%	22,000	50,784
Other			575	3,086
Total			$110,058	$118,203

(1)	The Company had a 25% voting interest in Cougar and an approximate 20% voting interest in Líder as of March 31, 2020 (Successor) and March 31, 2019 (Predecessor).

Earnings from unconsolidated affiliates were as follows (in thousands):

	Successor	Predecessor
	Five Months Ended March 31, 2020	Seven Months Ended October 31, 2019

			Fiscal Year Ended March 31,
			2019	2018
Dividends from entities accounted for under the cost method:
PAS	$2,968	$—	$2,518	$2,518
Earnings, net of losses, from entities accounted for under the equity method:
Cougar	3,593	6,538	4,100	9,084
Líder	453	(438)	(2,059)	7,179
Other	248	489	(242)	(82)
	4,294	6,589	1,799	16,181
Total	$7,262	$6,589	$4,317	$18,699

Schedule of Combined Financial Information for Equity Method Investments
A summary of combined financial information of unconsolidated affiliates accounted for under the equity method is set forth below (unaudited, in thousands):

	Successor	Predecessor
	March 31, 2020	March 31, 2019
Current assets	$144,603	$152,438
Non-current assets	254,807	274,401
Total assets	$399,410	$426,839
Current liabilities	$97,689	$106,658
Non-current liabilities	141,936	160,082
Equity	159,785	160,099
Total liabilities and equity	$399,410	$426,839

	Successor	Predecessor
	Five Months Ended March 31,	Seven Months Ended October 31,

			Fiscal Year Ended March 31,

	2020	2019	2019	2018
			(Unaudited)
Revenue	$37,303	$158,823	$254,617	$298,731
Gross profit	$8,153	$13,034	$47,894	$46,717
Net income	$2,989	$5,684	$(7,115)	$13,285